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                   [LETTERHEAD OF CANADA LIFE APPEARS HERE]






May 5, 1998

VIA EDGARLINK
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re:     Canada Life Insurance Company of America
                Canada Life of America Variable Annuity Account 2
                File No. 33-55890

Dear Commissioners:

On behalf of Canada Life of America Variable Annuity Account 2 (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus and Statement of Additional Information ("SAI") that would have been filed under paragraph (c) of Rule 497 does not differ from the form of Prospectus and SAI contained in the most recent amendment to the registration statement for the Account (Post-Effective Amendment No. 10 to Form N-4) (the "Amendment").

The text of the most recent Amendment was filed electronically with the Securities and Exchange Commission on April 30, 1998 via EDGARLINK.

Sincerely,


 /s/ Ron E. Beettam
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Ron E. Beettam
President